Lease obligations (Details 1) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Lease obligations
2026	$ 902,207
2027	348,500
2028	237,252
2029	237,252
2030	177,939
Total lease payments	1,903,150
Less imputed interest	(329,848)
Total discounted lease payments	1,573,302
Current portion of lease obligations	752,378	$ 693,607
Non-current portion of lease obligations	820,924
Operating Lease [Member]
Lease obligations
2026	240,391
2027	237,252
2028	237,252
2029	237,252
2030	177,939
Total lease payments	1,130,086
Less imputed interest	(274,770)
Total discounted lease payments	855,316
Current portion of lease obligations	143,974
Non-current portion of lease obligations	711,342
Finance Lease [Member]
Lease obligations
2026	661,816
2027	111,248
2028	0
2029	0
2030	0
Total lease payments	773,064
Less imputed interest	(55,078)
Total discounted lease payments	717,986
Current portion of lease obligations	608,404
Non-current portion of lease obligations	$ 109,582